Derivative warrant liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Derivative warrant liabilities
Derivative warrant liabilities

9. Derivative warrant liabilities

The Company has two classes of warrants outstanding: Public Warrants and Private Warrants. As of April 1, 2024, there were 174,267 warrants issued and outstanding, consisting of 166,667 Public Warrants and 7,600 Private Warrants.

As at September 30, 2024, there were 165,467 warrants issued and outstanding, comprised of 157,867 Public Warrants and 7,600 Private Warrants. Each warrant is exercisable to purchase one common share at a price of $862.50 per share.

The Company completed a warrant exchange agreement with a third-party investor to purchase the Company’s common shares, at no par value per share. These warrants are currently trading on Nasdaq. Pursuant to the Warrant Exchange Agreement, the Company issued to the Holder 8,800 Common Shares in exchange for the surrender and cancellation of 8,800 Public Warrants held by the Holder.

Each warrant is exercisable to purchase one common share at a price of $862.50 per share. Due to the cashless exercise feature included in the indenture of the warrants, the Company has classified these warrants as a liability measured at fair value through profit or loss, as they do not meet the “fixed-for-fixed” criteria under IAS 32 – Financial Instruments: Presentation.

Public Warrants: The fair value of the Public Warrants is determined based on the observable market price, as they continue to be traded on the Nasdaq under the symbol “PBMWW.” Changes in fair value during the six months ended September 30, 2024, have been recognized in the statement of net loss and comprehensive loss.

Private Warrants: The Company utilizes a Black-Scholes options valuation model to value the private warrants at each reporting period, with changes in fair value recognized in the statement of net loss and comprehensive loss. The estimated fair value of the warrant liability is determined using Level 2 inputs. Inherent in a Black-Scholes pricing model are assumptions related to expected volatility of the Public Warrants, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on industry historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 2 fair value measurements at September 30, 2024:

Warrant Inputs at
September 30, 2024
Share price	7.50
Expected dividend yield	Nil
Exercise price	862.50
Risk-free interest rate	4.21%
Expected life	5.00
Expected volatility	59.98%
Expiry date	January 25, 2029

At September 30, 2024 the fair value of the Public and Private Warrants was $149,184 ($0.95/warrant) (September 30, 2023 - $nil) and $nil ($nil/warrant) (September 30, 2023 - $nil), respectively. A fair value gain of $745,428 was recognized on the statement of net loss and comprehensive loss.

Warrant transactions and the number of warrants outstanding are summarized as follows:

	Public Warrants		Private Warrants
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Warrants	Price	Warrants	Price
Balance, April 1, 2024	166,667	$—	—	$—
Warrant exchange	(8,800)	862.50	7,600	862.50
Balance, September 30, 2024	157,867	$862.50	7,600	$862.50

There were 172,134 warrants outstanding and exercisable as at September 30, 2024, with an exercise price of $862.50 and expiry date of January 25, 2029.

10. Derivative warrant liabilities

Prior to the RTO Transaction, NCAC had two classes of warrants outstanding, which were assumed by the Company upon completion of the RTO Transaction.

Public Warrants: which had resulted from NCAC’s initial public offering (the “NCAC IPO”) and entitled to registration on the Form F-4 filed in connection with the RTO Transaction. These warrants were listed on Nasdaq Capital Market under the symbol “PBMWW”.

Private Warrants: which had resulted from NCAC’s private placement prior to the NCAC IPO.

As at the Closing Date and March 31, 2024, there were 174,267 (13,070,000 pre-share consolidation) warrants issued and outstanding, comprised of 166,667 (12,500,000 pre-share consolidation) Public Warrants and 7,600 (570,000 pre-share consolidation) Private Warrants. Each warrant is exercisable to purchase one common share at a price of $862.50 ($11.50 pre-share consolidation) per share. As a result of the potential cashless exercise feature included within the indenture of the warrants, the Company has classified the warrants as a liability measured at fair value through profit or loss as they failed to meet the “fixed-for-fixed” requirements prescribed by IAS 32 – Financial Instruments: presentation.

Since the Public Warrants are traded on Nasdaq, their price is observable. The Company valued the Public Warrants using the closing price of PBMWW to measure their fair value.

The Company utilizes a Black-Scholes options valuation model to value the private warrants at each reporting period, with changes in fair value recognized in the statement of net loss and comprehensive loss. The estimated fair value of the warrant liability is determined using Level 2 inputs. Inherent in a Black-Scholes pricing model are assumptions related to expected volatility of the Public Warrants, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on industry historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 2 fair value measurements at March 31, 2024:

	Warrant Inputs at	Warrant Inputs at
	January 25, 2024	March 31, 2024
Share price	359.25	85.50
Expected dividend yield	Nil	Nil
Exercise price	862.50	862.50
Risk-free interest rate	4.01%	4.21%
Expected life	5.00	5.00
Expected volatility	17.67%	59.98%
Expiry date	January 25, 2029	January 25, 2029

At March 31, 2024 the fair value of the Public and Private Warrants was $875,000 ($5.25/warrant) (January 25, 2024 - $568,750) and $26,608 ($3.50/warrant) (January 25, 2024 - $26,608), respectively. A fair value loss of $306,250 was recognized on the statement of net loss and comprehensive loss.

Warrant transactions and the number of warrants outstanding are summarized as follows:

	Public Warrants		Private Warrants
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Warrants	Price	Warrants	Price
Balance, March 31, 2023	—	$—	—	$—
Issued	166,667	862.50	7,600	862.50
Balance, March 31, 2024	166,667	$862.50	7,600	$862.50

The following warrants were outstanding and exercisable at March 31, 2024:

			Number of	Number of
		Exercise	Warrants	Warrants
Issue Date	Expiry Date	Price	Outstanding	Exercisable
January 25, 2024	January 25, 2029	$862.50	174,267	174,267
Balance, March 31, 2024		$862.50	174,267	174,267